Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2016
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Summary Of Stock Option Program [Table Text Block]
The following summarizes the status of the Stock Option Program and the changes during the three years ending December 31, 2016:

	Options (a)	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2013	1,752,789	$39.80	0.67	$16,175
Granted	3,247	49.13
Exercised	(1,634,858)	39.80
Expired	(49,286)	41.50
Outstanding at December 31, 2014	71,892	39.03	0.18	1,046
Granted	—	—
Exercised	(62,477)	39.05
Expired	(9,415)	38.92
Outstanding at December 31, 2015	—	—	0.00	—
Granted	—	—
Exercised	—	—
Expired	—	—
Outstanding at December 31, 2016	—	$—	0.00	$—

(a)	The table includes options outstanding under an acquired company plan under which options may no longer be granted.

Assumptions Used To Determine Compensation Cost For Market Condition Component Of Performance Share Program [Table Text Block]
The following table sets forth the assumptions used to determine compensation cost for the market condition component of the PSP plan:

Twelve Months Ended December 31, 2016
Expected volatility	22.36%-30.84%
Risk-free interest rate	0.67%-1.31%

Summary Of Performance Restricted Share Activity [Table Text Block]
The following summarizes PSP activity for the three years ending December 31, 2016:

	Share/Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2013	8,117,489	$31.20
Granted	3,682,663	46.82
Shares issued	(4,025,111)	37.18
Forfeited	(499,107)	43.10
Outstanding at December 31, 2014	7,275,934	34.98
Granted	1,863,623	53.25
Shares issued	(2,959,160)	37.09
Forfeited	(322,664)	53.97
Outstanding at December 31, 2015	5,857,733	38.69
Granted	2,617,982	37.26
Shares issued	(2,316,085)	43.82
Forfeited	(209,500)	43.61
Outstanding at December 31, 2016	5,950,130	$35.89

Summary Of Activity Of Executive Continuity And Restricted Stock Award Program [Table Text Block]
The following summarizes the activity of the RSA program for the three years ending December 31, 2016:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2013	112,374	$36.24
Granted	89,500	48.19
Shares issued	(83,275)	33.78
Forfeited	(4,000)	45.88
Outstanding at December 31, 2014	114,599	47.03
Granted	36,300	50.06
Shares issued	(27,365)	45.35
Forfeited	(3,166)	50.04
Outstanding at December 31, 2015	120,368	48.24
Granted	117,881	42.81
Shares issued	(59,418)	47.14
Forfeited	(9,500)	39.36
Outstanding at December 31, 2016	169,331	$45.34

Stock-Based Compensation Expense And Related Income Tax Benefits [Table Text Block]
Stock-based compensation expense and related income tax benefits were as follows:

In millions	2016	2015	2014
Total stock-based compensation expense (included in selling and administrative expense)	$129	$114	$118
Income tax benefits related to stock-based compensation	34	88	92